3 CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
		Consolidated
	12/31/2019	12/31/2018
Current
Cash and cash equivalents
Cash and banks	496,769	1,124,714

Short-term investments
In Brazil:
Government securities	69,093	10,247
Private securities	462,831	609,480
	531.924	619,727
Abroad:
Private securities	60,262	503,563
Total short-term investments	592,186	1,123,290
Cash and cash equivalents	1,088,955	2,248,004